Income Tax (Benefits) Expenses - Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 26,247		¥ 15,519
Deferred tax benefit	(2,186)	$ (318)	(801)	¥ (2,247)
Income tax (benefits) expenses	¥ 24,061	$ 3,500	¥ 14,718	¥ (2,247)